Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
We are providing the following information about the relationship between executive compensation and certain financial performance metrics for each of the last three completed calendar years. In determining the “compensation actually paid” to our Named Executive Officers (“NEOs”), we are required to make various adjustments to amounts that have previously been reported in the Summary Compensation Table in previous years, as the SEC’s calculation method for this section differs from those required in the Summary Compensation Table. The disclosure included in this section is required by SEC rules and does not necessarily align with how the Board of Directors or the Compensation Committee view the link between our performance and the compensation of our named executive officers.
Pay versus Performance Table
The table below presents information of our principal executive officer (“PEO”), Darryll Dewan, and our other NEOs in comparison to certain financial performance metrics for the three most recently completed years. The metrics are not those that the Compensation Committee uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required by the SEC rules. Neither CAP nor the total amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the SCT total values for the applicable year as described in the footnotes to the table.

Years	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net income (loss) (000’s)
2025	$3,081,505	$809,901	$2,312,445	$1,808,821	$1,266	$15,125
2024	$892,543	$18,762,027	$902,320	$5,164,927	$2,045	$5,976
2023	$593,630	$406,130	$462,531	$389,314	$52	$74

(1)	Amounts in this column represent the “Total” column set forth in SCT presented in this proxy statement. See the footnotes to the SCT for further details regarding the amounts in this column.
(2)
The dollar amounts reported in this column represent the amounts of CAP paid to the PEO. The amounts are computed by deducting and adding the amounts in the following table from the “Total” column of the SCT (the fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our consolidated financial statements under GAAP).

The following table reflects the adjustments made to SCT total compensation to compute the CAP for the PEO and average CAP for our other NEOs:

Position	Year	Summary Compensation Table Total	Equity Deductions from SCT total(a)	CAP of Equity Vesting during FY(b)	CAP of Unvested Equity at FYE(c)	Compensation Actually Paid
PEO	2025	$3,081,505	$(2,416,950)	$324,496	$(179,150)	$809,901
	2024	$892,543	$(174,000)	$4,733,303	$13,310,181	$18,762,027
	2023	$593,630	—	$(62,500)	$(125,000)	$406,130
Non-PEO NEO’s	2025	$2,312,445	$(1,827,450)	$1,171,373	$152,453	$1,808,821
	2024	$902,320	$(546,175)	$194,500	$4,614,282	$5,164,927
	2023	$462,531	$(59,000)	$(44,217)	$30,000	$389,314

(a)
The amount in this column represents the grant date fair value of equity-based awards granted during each year. (For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End.)

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(c)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year

(3)
Our non-PEO NEOs for 2025 and 2024 were Daniel M. Chism and Karl T. Marrott. In 2023, the non-PEO NEOs were John K. Penver and Karl T. Marrott. The dollar amounts reported in this column represent the average of the amounts reported for our NEOs as a group in the “Total” column of the SCT in each applicable year.

(4)
The dollar amounts reported in this column represent the average amount of CAP to the NEOs as a group. These amounts do not reflect the actual average amount of compensation earned or paid to the NEOs as a group during the applicable year.

(5)
Cumulative total shareholder return (“TSR”) is calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. There were no dividends for the common stock. The beginning of the measurement period for calculating the cumulative total shareholder return was our share price at December 31, 2022.

Named Executive Officers, Footnote
The table below presents information of our principal executive officer (“PEO”), Darryll Dewan, and our other NEOs in comparison to certain financial performance metrics for the three most recently completed years. The metrics are not those that the Compensation Committee uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required by the SEC rules. Neither CAP nor the total amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the SCT total values for the applicable year as described in the footnotes to the table.
(3)
Our non-PEO NEOs for 2025 and 2024 were Daniel M. Chism and Karl T. Marrott. In 2023, the non-PEO NEOs were John K. Penver and Karl T. Marrott. The dollar amounts reported in this column represent the average of the amounts reported for our NEOs as a group in the “Total” column of the SCT in each applicable year.

PEO Total Compensation Amount	$ 3,081,505	$ 892,543	$ 593,630
PEO Actually Paid Compensation Amount	$ 809,901	18,762,027	406,130
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amounts of CAP paid to the PEO. The amounts are computed by deducting and adding the amounts in the following table from the “Total” column of the SCT (the fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our consolidated financial statements under GAAP).

The following table reflects the adjustments made to SCT total compensation to compute the CAP for the PEO and average CAP for our other NEOs:

Position	Year	Summary Compensation Table Total	Equity Deductions from SCT total(a)	CAP of Equity Vesting during FY(b)	CAP of Unvested Equity at FYE(c)	Compensation Actually Paid
PEO	2025	$3,081,505	$(2,416,950)	$324,496	$(179,150)	$809,901
	2024	$892,543	$(174,000)	$4,733,303	$13,310,181	$18,762,027
	2023	$593,630	—	$(62,500)	$(125,000)	$406,130
Non-PEO NEO’s	2025	$2,312,445	$(1,827,450)	$1,171,373	$152,453	$1,808,821
	2024	$902,320	$(546,175)	$194,500	$4,614,282	$5,164,927
	2023	$462,531	$(59,000)	$(44,217)	$30,000	$389,314

(a)
The amount in this column represents the grant date fair value of equity-based awards granted during each year. (For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End.)

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(c)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year

Non-PEO NEO Average Total Compensation Amount	$ 2,312,445	902,320	462,531
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,808,821	5,164,927	389,314
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in this column represent the amounts of CAP paid to the PEO. The amounts are computed by deducting and adding the amounts in the following table from the “Total” column of the SCT (the fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our consolidated financial statements under GAAP).

The following table reflects the adjustments made to SCT total compensation to compute the CAP for the PEO and average CAP for our other NEOs:

Position	Year	Summary Compensation Table Total	Equity Deductions from SCT total(a)	CAP of Equity Vesting during FY(b)	CAP of Unvested Equity at FYE(c)	Compensation Actually Paid
PEO	2025	$3,081,505	$(2,416,950)	$324,496	$(179,150)	$809,901
	2024	$892,543	$(174,000)	$4,733,303	$13,310,181	$18,762,027
	2023	$593,630	—	$(62,500)	$(125,000)	$406,130
Non-PEO NEO’s	2025	$2,312,445	$(1,827,450)	$1,171,373	$152,453	$1,808,821
	2024	$902,320	$(546,175)	$194,500	$4,614,282	$5,164,927
	2023	$462,531	$(59,000)	$(44,217)	$30,000	$389,314

(a)
The amount in this column represents the grant date fair value of equity-based awards granted during each year. (For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End.)

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (ii) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(c)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year

Compensation Actually Paid vs. Total Shareholder Return
Relationship of CAP to Certain Other Measures:
As part of our overall compensation philosophy, we utilize grants of stock options and restricted stock as a recruiting and retention tool and to align the interests of our named executive officers with those of our stockholders by incentivizing them to increase stockholder value. As shown in the tables above, CAP decreased significantly in 2025 for our PEO and our non-PEO NEO’s, primarily due to the decrease in the company’s stock price in 2025 and the impact that had on executives’ stock compensation.
The total CAP to our PEO, as presented in the preceding tables, decreased 96% from 2024 to 2025 and the total CAP to our other non-PEO NEO’s decreased 65% over the same time period primarily due to an overall decline in our stock price and the resulting impact on calculated stock compensation, compared to the increase in stock price affecting the CAP calculated for 2024. In comparison, the Total Shareholder Return (“TSR”), based on an initial $100 investment at the beginning of the periods presented above, decreased 38% from 2024 to 2025, in relative alignment with the percentage decrease in CAP. A $100 investment in our stock on December 31, 2022 would have been worth $1,266 on December 31, 2025, a decrease from $2,045 on December 31, 2024.
Our net income grew 153% from 2024 to 2025 relative to the decrease in CAP to our PEO and average CAP to the other NEO’s. The decrease in CAP for the PEO and other non-PEO NEO’s is closely correlated with our decline in TSR over the same period rather than the increase in net income over the same period.

Compensation Actually Paid vs. Net Income
Relationship of CAP to Certain Other Measures:
As part of our overall compensation philosophy, we utilize grants of stock options and restricted stock as a recruiting and retention tool and to align the interests of our named executive officers with those of our stockholders by incentivizing them to increase stockholder value. As shown in the tables above, CAP decreased significantly in 2025 for our PEO and our non-PEO NEO’s, primarily due to the decrease in the company’s stock price in 2025 and the impact that had on executives’ stock compensation.
The total CAP to our PEO, as presented in the preceding tables, decreased 96% from 2024 to 2025 and the total CAP to our other non-PEO NEO’s decreased 65% over the same time period primarily due to an overall decline in our stock price and the resulting impact on calculated stock compensation, compared to the increase in stock price affecting the CAP calculated for 2024. In comparison, the Total Shareholder Return (“TSR”), based on an initial $100 investment at the beginning of the periods presented above, decreased 38% from 2024 to 2025, in relative alignment with the percentage decrease in CAP. A $100 investment in our stock on December 31, 2022 would have been worth $1,266 on December 31, 2025, a decrease from $2,045 on December 31, 2024.
Our net income grew 153% from 2024 to 2025 relative to the decrease in CAP to our PEO and average CAP to the other NEO’s. The decrease in CAP for the PEO and other non-PEO NEO’s is closely correlated with our decline in TSR over the same period rather than the increase in net income over the same period.

Total Shareholder Return Amount	$ 1,266	2,045	52
Net Income (Loss)	$ 15,125,000	$ 5,976,000	$ 74,000
PEO Name	Darryll Dewan	Darryll Dewan	Darryll Dewan
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,416,950)	$ (174,000)	$ 0
PEO | Equity Vesting during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	324,496	4,733,303	(62,500)
PEO | Unvested Equity at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,150)	13,310,181	(125,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,827,450)	(546,175)	(59,000)
Non-PEO NEO | Equity Vesting during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,171,373	194,500	(44,217)
Non-PEO NEO | Unvested Equity at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 152,453	$ 4,614,282	$ 30,000